UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                              FORM 13F

                         Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2011

Check here if Amendment [  ]; Amendment number: ________
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Calvert Investment Management, Inc.
Address:  4550 Montgomery Avenue, Suite 1000N
          Bethesda, MD 20814

Form 13F File Number: 028-05129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Augusto D. Macedo
Title:     Assistant Vice President & Assistant Secretary
Phone:     (301) 951-4847

Signature, Place, and Date of Signing:

  s/Augusto D. Macedo    Bethesda, Maryland    10/05/2011
      [Signature]          [City, State]         [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE

Form 13F Information Table Entry Total:        ONE

Form 13F Information Table Value Total:       $100,351
                                              (x1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    Form 13F File Number               Name

NONE



FORM 13F INFORMATION TABLE


COLUMN 1..............COLUMN 2..........COLUMN 3

NAME OF ISSUER........TITLE OF CLASS....CUSIP
ALLERGAN INC..........COM...............018490102


COLUMN 4..............COLUMN 5..........COLUMN 6
VALUE.................SHRS OR...........INVESTMENT
(x$1000)..............PRN AMT...........DISCRETION
$100,351..............3,210.SH..........SOLE


COLUMN 7.........COLUMN 8
OTHER............VOTING AUTHORITY
MANAGER..........SOLE..SHARED..NONE
..................SOLE